Other non-current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other non-current assets [abstract]
Other non-current assets

15 Other non-current assets

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Prepayment for leasing motor vehicles	18,239	11,942
Prepayment for property and equipment	1,225	8,742
Contract assets-non-current, net of allowance	561	—
	20,025	20,684

19 Other non-current assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Prepayment for leasing motor vehicles	19,327	18,239
Prepayment for property and equipment	1,505	1,225
Contract assets-non-current, net of allowance	250	561
	21,082	20,025